CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common shares	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Equity (Deficit) attributable to ReneSola Ltd	Noncontrolling interest
Balance at Dec. 31, 2012	$ 364,402	$ 421,461	$ 5,250	$ (137,656)	$ 74,835	$ 363,890	$ 512
Balance (in shares) at Dec. 31, 2012		172,773,664
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(60,077)			(60,065)		(60,065)	(12)
Other comprehensive income, net of tax	8,856				8,856	8,856
Share-based compensation	335		335			335
Shares exercised by employees	265	746	(481)			265
Shares exercised by employees (in shares)		343,000
Capital contribution from noncontrolling interest	(36)						(36)
Balance at Jun. 30, 2013	313,745	422,207	5,104	(197,721)	83,691	313,281	464
Balance (in shares) at Jun. 30, 2013		173,116,664
Balance at Dec. 31, 2013	169,017	475,816	5,950	(396,572)	83,614	168,808	209
Balance (in shares) at Dec. 31, 2013		203,367,464
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(13,834)			(13,830)		(13,830)	(4)
Other comprehensive income, net of tax	646				646	646
Share-based compensation	1,445		1,445			1,445
Shares exercised by employees	221	625	(404)			221
Shares exercised by employees (in shares)		284,632
Repurchase from noncontrolling interest	(205)						(205)
Balance at Jun. 30, 2014	$ 157,290	$ 476,441	$ 6,991	$ (410,402)	$ 84,260	$ 157,290
Balance (in shares) at Jun. 30, 2014		203,652,096